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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1998

Check here if Amendment  [  ]                  Amendment No.:    _______
         This Amendment (Check only one):      [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bayard D. Waring
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring       Wellesley, Massachusetts, December 28, 2000

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No.   Name

28-Pending          Amelia Peabody Foundation


                                       -2-
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $4,863 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.           Name

1.       28-Pending                  Philip B. Waring


                                       -3-
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                                        FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2          COLUMN 3       COLUMN 4             COLUMN 5
     Name of Issuer       Title of Class        CUSIP           Value         Shrs or     Sh/ Put/
                                                              (X $1000)       Prn Amt     Prn Call

America Online Inc Del        Common          02364J104          124            800          SH
American Power
Conversion Corp               Common          029066107          242           5,000         SH
Amerigas Partners
Common Units                  Common          030975106          92            4,000         SH

Amgen Inc                     Common          031162100          125           1,200         SH

Applied Materials Inc         Common          038222105          85            2,000         SH

Biogen Inc                    Common          090597105          50             600          SH

Cendant Corp                  Common          151313103          77            4,000         SH
Cendant Corp Income
Prides 7.5% Conv PFD          Preferred       151313301          134           4,000         SH

Centocor Inc                  Common          152342101          45            1,000         SH

Chiron Corp                   Common          170040109          58            2,200         SH

Cisco Systems Inc             Common          17275R102          522           5,625         SH

Compaq Computer Corp          Common          204493100          252           6,000         SH

Dell Computer Corp            Common          247025109          293           4,000         SH
Duff & Phelps Util &
Corp BD TR                    Common          26432K108          77            5,000         SH


        COLUMN 1                COLUMN 6        COLUMN 7              COLUMN 8
     Name of Issuer            Investment         Other           Voting Authority
                               Discretion       Managers       Sole    Shared    None
America Online Inc Del       Shared - Other         1           800
American Power
Conversion Corp              Shared - Other         1          5,000
Amerigas Partners
Common Units                 Shared - Other         1          4,000

Amgen Inc                    Shared - Other         1          1,200

Applied Materials Inc        Shared - Other         1          2,000

Biogen Inc                   Shared - Other         1           600

Cendant Corp                 Shared - Other         1          4,000

Cendant Corp Income
Prides 7.5% Conv PFD         Shared - Other         1          4,000

Centocor Inc                 Shared - Other         1          1,000

Chiron Corp                  Shared - Other         1          2,200

Cisco Systems Inc            Shared - Other         1          5,625

Compaq Computer Corp         Shared - Other         1          6,000

Dell Computer Corp           Shared - Other         1          4,000
Duff & Phelps Util &
Corp BD TR                   Shared - Other         1          5,000

        COLUMN 1             COLUMN 2          COLUMN 3       COLUMN 4             COLUMN 5
     Name of Issuer       Title of Class        CUSIP           Value         Shrs or     Sh/ Put/
                                                              (X $1000)       Prn Amt     Prn Call


Executive Telecard Ltd        Common          301601100           3            2,000         SH

HBO & Co                      Common          404100109          115           4,000         SH

HBO & Co                      Common          404100109          201           7,000         SH

Healthsouth Corp              Common          421924101          62            4,000         SH

Intel Corp                    Common          458140100          711           6,000         SH
Kinder Morgan Energy
Partners LP Unit LTD          Common          494550106          73            2,000         SH
Lakehead Pipe Line
Partners LP Pref Unit         Common          511557100          97            2,000         SH

Leviathan Gas Pipeline        Common          527367205          10             500          SH

Lucent Technologies Inc       Common          549463107          511           4,648         SH

Meditrust                     Common          58501T306          60            4,000         SH

Mellon Bank Corp              Common          585509102          206           3,000         SH

New Plan Excel Realty
Trust, Inc.                   Common          648053106          111           5,000         SH

Nokia  Corp                   Common          654902204          60             500          SH

State Street Corp             Common          857477103          210           3,000         SH

Sun Microsystems Inc          Common          866810104          257           3,000         SH

                                                                4,863



        COLUMN 1                COLUMN 6        COLUMN 7              COLUMN 8
     Name of Issuer            Investment         Other           Voting Authority
                               Discretion       Managers       Sole    Shared    None


Executive Telecard Ltd       Shared - Other         1          2,000

HBO & Co                     Shared - Other         1          4,000

HBO & Co                     Shared - Other         1          7,000

Healthsouth Corp             Shared - Other         1          4,000

Intel Corp                   Shared - Other         1          6,000
Kinder Morgan Energy
Partners LP Unit LTD         Shared - Other         1          2,000
Lakehead Pipe Line
Partners LP Pref Unit        Shared - Other         1          2,000

Leviathan Gas Pipeline       Shared - Other         1           500

Lucent Technologies Inc      Shared - Other         1          4,648

Meditrust                    Shared - Other         1          4,000

Mellon Bank Corp             Shared - Other         1          3,000

New Plan Excel Realty
Trust, Inc.                  Shared - Other         1          5,000

Nokia  Corp                  Shared - Other         1           500

State Street Corp            Shared - Other         1          3,000

Sun Microsystems Inc         Shared - Other         1          3,000


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